Condensed Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share Capital	Share Premium	Equity Settled Employee Benefit Reserve	Translation Reserve	Accumulated Deficit	Total
Balance at beginning of period at Dec. 31, 2024	€ 4,308	€ 483,812	€ 26,248	€ 1,350	€ (427,158)	€ 88,560
Balance at beginning of period (in shares) at Dec. 31, 2024	107,710,916
Result for the period					(22,258)	(22,258)
Other comprehensive income				(1,053)		(1,053)
Recognition of share-based payments			1,667			1,667
Treasury shares transferred (in shares)	(131,525)
Share options lapsed			(1,462)		1,462
Share options exercised / RSUs vested		67	(181)		181	67
Share options exercised / RSUs vested (in shares)	131,525
Balance at end of period at Jun. 30, 2025	€ 4,308	483,879	26,272	297	(447,773)	66,983
Balance at end of period (in shares) at Jun. 30, 2025	107,710,916
Balance at beginning of period at Dec. 31, 2025	€ 4,308	483,881	28,426	265	(467,506)	49,374
Balance at beginning of period (in shares) at Dec. 31, 2025	107,710,916
Result for the period					(22,111)	(22,111)
Other comprehensive income				227		227
Recognition of share-based payments			2,786			2,786
Issue of ordinary shares	€ 1,430	47,771				49,201
Issue of ordinary shares (in shares)	35,755,393
Treasury shares transferred (in shares)	(4,623)
Share options lapsed			(2,199)		2,199
Share options exercised / RSUs vested			(6)		6
Share options exercised / RSUs vested (in shares)	4,623
Balance at end of period at Jun. 30, 2026	€ 5,738	€ 531,652	€ 29,007	€ 492	€ (487,412)	€ 79,477
Balance at end of period (in shares) at Jun. 30, 2026	143,466,309